Fees Summary	Nov. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,225,860.71
Previously Paid Amount	0.00
Total Fee Amount	1,135.99
Total Offset Amount	0.00
Net Fee	1,135.99
Narrative - Max Aggregate Offering Price	$ 8,225,860.71
Final Prospectus	true